Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Schedule of corporation’s significant financial liabilities
As at December 31, 2021	Payments by period
	Less than			More than		Carrying
	1 year	1-3 years	4-5 years	5 years	Total	Value

Accounts payable and accrued liabilities	$2,272,850	$-	$-	$-	$2,272,850	$2,272,850
Amount owing for Miner Lease Agreement 2,940,412		-	-	-	2,940,412	2,940,412
Deposit payable	-	1,788,500	-	-	1,788,500	1,788,500

	$5,213,262	$1,788,500	$-	$-	$7,001,762	$7,001,762

As at December 31, 2020	Payments by period
	Less than			More than		Carrying
	1 year	1-3 years	4-5 years	5 years	Total	Value
Accounts payable and accrued liabilities	$920,914	$-	$-	$-	$920,914	$920,914
Loan payable	2,146,231	570,933	-	-	2,717,164	2,543,083
	$3,067,145	$570,933	$-	$-	$3,638,078	$3,463,997